SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENTED INFORMATION
SEGMENTED INFORMATION

23.         SEGMENTED INFORMATION

The Corporation had two operating segments during the years ended December 31, 2021 and 2020. The first operating segment is mining operations, which includes the production of silver, lead and zinc concentrates, underground mining development, and exploration and evaluation activities. The second operating segment is reclamation management services, which is focused on the clean up of historical liabilities of the Keno Hill Silver District through ERDC under a contract with the Federal

Government of Canada. The Corporation’s executive head office and general corporate administration are included within ‘Corporate and Other’ to reconcile the reportable segments to the consolidated financial statements. An operating segment is a component of an entity that engages in business activities. Operating results are reviewed by the chief operating decision maker, Alexco’s Chief Executive Officer, with respect to resource allocation and for which discrete financial information is available.

The Corporation’s segmented information is as follows:

As at and for the year ended	Mining	Reclamation	Corporate and
December 31, 2021	Operations	Management	Other	Total

Revenue	$19,007	$2,495	$—	$21,502

Cost of sales	27,973	1,975	—	29,948
Depreciation and amortization	—	—	291	291
Share-based compensation	—	—	3,539	3,539
Other G&A expenses	—	—	6,653	6,653
Gain on net smelter return royalty	—	—	(4,500)	(4,500)
Gain on embedded derivative asset	—	—	(9,459)	(9,459)
Other (income) loss	936	—	(64)	872

Segment income (loss) before taxes	$(9,902)	$520	$3,540	$(5,842)

Total assets	$173,015	$1,207	$36,140	$210,362
Total liabilities	$21,465	$5	$2,790	$24,260

As at and for the year ended	Mining	Reclamation	Corporate and
December 31, 2020	Operations	Management	Other	Total

Revenue	$—	$2,866	$—	$2,866

Cost of sales	—	3,300	—	3,300
Depreciation and amortization	1,430	—	289	1,719
Share-based compensation	148	—	3,314	3,462
Other G&A expenses	103	—	6,008	6,111
Mine site maintenance	7,933	—	—	7,933
Loss on embedded derivative asset	—	—	21,728	21,728
Write-down of inventories	2,773	—	—	2,773
Other (income) loss	146	—	(219)	(73)

Segment income (loss) before taxes	$(12,533)	$(434)	$(31,120)	$(44,087)

Total assets	$125,347	$948	$45,372	$171,667
Total liabilities	$22,050	$219	$4,066	$26,335